Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Branded postpaid revenues	$ 19,448	$ 18,138	$ 16,383
Branded prepaid revenues	9,380	8,553	7,553
Wholesale revenues	1,102	903	692
Roaming and other service revenues	230	250	193
Total service revenues	30,160	27,844	24,821
Equipment revenues	9,375	8,727	6,718
Other revenues	1,069	919	928
Total revenues	40,604	37,490	32,467
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below	6,100	5,731	5,554
Cost of equipment sales	11,608	10,819	9,344
Selling, general and administrative	12,259	11,378	10,189
Depreciation and amortization	5,984	6,243	4,688
Cost of MetroPCS business combination	0	104	376
Gains on disposal of spectrum licenses	(235)	(835)	(163)
Total operating expense	35,716	33,440	29,988
Operating income	4,888	4,050	2,479
Other income (expense)
Interest expense	(1,111)	(1,418)	(1,085)
Interest expense to affiliates	(560)	(312)	(411)
Interest income	17	13	6
Other expense, net	(73)	(6)	(11)
Total other expense, net	(1,727)	(1,723)	(1,501)
Income before income taxes	3,161	2,327	978
Income tax benefit (expense)	1,375	(867)	(245)
Net income	4,536	1,460	733
Dividends on preferred stock	(55)	(55)	(55)
Net income attributable to common stockholders	4,481	1,405	678
Net income	4,536	1,460	733
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on available-for-sale securities, net of tax effect $2, $1 and $(1)	7	2	(2)
Other comprehensive income (loss)	7	2	(2)
Total comprehensive income	$ 4,543	$ 1,462	$ 731
Earnings per share
Basic (in USD per share)	$ 5.39	$ 1.71	$ 0.83
Diluted (in USD per share)	$ 5.20	$ 1.69	$ 0.82
Weighted average shares outstanding
Basic (in shares)	831,850,073	822,470,275	812,994,028
Diluted (in shares)	871,787,450	833,054,545	822,617,938